497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUSES FOR:


o INCOME MANAGER(R) ACCUMULATOR(R)   o ACCUMULATOR(R) ELITE(SM)
o INCOME MANAGER(R) ROLLOVER IRA     o ACCUMULATOR(R) SELECT(SM)
o ACCUMULATOR(R) (IRA, NQ, QP)       o THE ACCUMULATOR(R) SERIES
o ACCUMULATOR(R)
o ACCUMULATOR(R) PLUS(SM)

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This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to those prospectuses and statements of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectuses.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectuses. Please note the following changes described below.

FOR ALL SERIES AND CONTRACTS

1. In "How you can make your contributions" under "Contract features and benefits", the following is added as the final paragraph:

   If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

2. In "Portfolios of the Trusts" under "Contract features and benefits," please note the following sub-adviser change:

   Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

   AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


3. In "Business Day" in "Dates and prices at which contract events occur" under "More information," the fifth bullet has been deleted in its entirety and replaced with the following:
   o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


ACCUMULATOR(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE. ACCUMULATOR(R), ACCUMULATOR(R) PLUS(SM), ACCUMULATOR(R) SELECT(SM), AND
         ACCUMULATOR(R) ELITE(SM) ARE SERVICE MARKS OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290
                            AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.
   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

Accum Pre '02, '02, '04, '06/'06.5, '07/'07.5, 8.0/8.2/8.3 -- IF
SAR

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